Schedule of Revenues by Country (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590
Affiliate Marketing Services United States [Member]
Revenues	305,571	108,509	585,347	170,031
Affiliate Marketing Services International [Member]
Revenues	1,124,887	840,212	2,133,164	1,763,962
Sports Gaming Client Services [Member]
Revenues	698,529	802,534	1,763,544	1,713,597
Sports Hub Gaming Network [Member]
Revenues	1,128,370		2,165,693
Enterprise TEM [Member]
Revenues
UNITED STATES
Revenues	2,132,470	911,043	4,514,584	1,883,628
UNITED STATES | Affiliate Marketing Services United States [Member]
Revenues	305,571	108,509	585,347	170,031
UNITED STATES | Affiliate Marketing Services International [Member]
Revenues
UNITED STATES | Sports Gaming Client Services [Member]
Revenues	698,529	802,534	1,763,544	1,713,597
UNITED STATES | Sports Hub Gaming Network [Member]
Revenues	1,128,370		2,165,693
UNITED STATES | Enterprise TEM [Member]
Revenues
Rest Of World [Member]
Revenues	1,124,887	840,212	2,133,164	1,763,962
Rest Of World [Member] | Affiliate Marketing Services United States [Member]
Revenues
Rest Of World [Member] | Affiliate Marketing Services International [Member]
Revenues	1,124,887	840,212	2,133,164	1,763,962
Rest Of World [Member] | Sports Gaming Client Services [Member]
Revenues
Rest Of World [Member] | Sports Hub Gaming Network [Member]
Revenues
Rest Of World [Member] | Enterprise TEM [Member]
Revenues